Schedule of Grant-Date Fair Value of Stock Options (Details) - Eos SENOLYTIXS Inc [Member]	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Risk-free interest rate	3.78%	4.25%	4.41%	4.24%
Expected term (in years)	5 years 7 months 13 days	9 years 9 months 29 days	6 years 1 month 6 days	9 years 8 months 12 days
Expected volatility	109.30%	112.30%	113.40%	112.30%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%